UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
Jersey Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 133.8%
Corporate - 10.2%	New Jersey EDA, Solid Waste Disposal Facilities Revenue
	Bonds (Waste Management Inc.),
	AMT, Series A, 5.30%, 6/01/15	$ 1,000	$ 968,020
	New Jersey EDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7%, 11/15/30	2,335	1,981,761
	Port Authority of New York and New Jersey,
	Special Obligation Revenue Bonds
	(Continental Airlines, Inc. - LaGuardia Project),
	AMT, 9.125%, 12/01/15	120	120,101
			3,069,882
County/City/Special	Essex County, New Jersey, Improvement Authority, Project
District/School District - 14.7%	Consolidation Revenue Refunding Bonds,
	5.50%, 10/01/29 (a)	790	844,202
Hudson County, New Jersey, Improvement Authority,
	Parking Revenue Bonds (Harrison Parking Facility Project),
	Series C, 5.375%, 1/01/44 (b)	800	823,272
	Middlesex County, New Jersey, Improvement Authority,
	Subordinate Revenue Bonds (Heldrich Center
	Hotel/Conference Project), Series B, 6.25%, 1/01/37	560	286,255
	Salem County, New Jersey, Improvement Authority Revenue
Bonds (Finlaw State Office Building Project), 5.25%,
	8/15/38 (c)	100	102,675
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT,
	5.30%, 5/15/29 (a)	1,000	946,950
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT,
	5.375%, 5/15/32 (a)	1,500	1,398,045
			4,401,399
Education - 16.6%	New Jersey State Educational Facilities Authority Revenue
	Bonds (Fairleigh Dickinson University), Series D,
	6%, 7/01/25	1,000	964,000
	New Jersey State Educational Facilities Authority Revenue
	Bonds (Georgian Court College Project), Series C,
	6.50%, 7/01/13 (d)	630	750,046

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	S/F	Single-Family
EDA	Economic Development Authority

	BlackRock New Jersey Municipal Bond Trust
	Schedule of Investment May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey State Educational Facilities Authority Revenue
	Bonds (Montclair State University), Series J,
	5.25%, 7/01/38	$ 180	$ 182,720
	New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (College of New Jersey), Series D,
	5%, 7/01/35 (c)	1,010	1,032,160
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Fairleigh Dickinson University), Series C,
	6%, 7/01/20	1,000	995,140
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Fairleigh Dickinson University), Series C,
	5.50%, 7/01/23	500	462,535
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Georgian Court University), Series D, 5%,
	7/01/33	150	121,236
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (University of Medicine and Dentistry),
	Series B, 7.50%, 12/01/32	450	467,959
			4,975,796
Health - 37.2%	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate
	Project), Series A, 5.75%, 1/01/25	150	123,581
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate
	Project), Series A, 5.875%, 1/01/37	265	196,325
	New Jersey EDA, First Mortgage Revenue Refunding Bonds
	(The Winchester Gardens at Ward Homestead Project),
	Series A, 5.80%, 11/01/31	2,500	2,037,250
	New Jersey EDA, Retirement Community Revenue Refunding
	Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	470	341,074
	New Jersey Health Care Facilities Financing Authority,
	Health System Revenue Bonds (Catholic Health East), Series
	A, 5.375%, 11/15/12 (d)	2,000	2,249,260
New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (Hospital Asset Transformation Program),
	Series A, 5.25%, 10/01/38	500	501,795
New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (Meridian Health),
	Series I, 5%, 7/01/38 (b)	250	243,997
New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (South Jersey Hospital System),
	6%, 7/01/12 (d)	2,500	2,826,950
New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (b)	400	397,108
	New Jersey Health Care Facilities Financing Authority,
	Revenue Refunding Bonds (Atlantic City Medical Center),
	5.75%, 7/01/25	1,110	1,124,319

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
	System), Series B, 5.901%, 7/01/30 (e)	$ 500	$ 78,740
	New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
	System), Series B, 5.696%, 7/01/36 (e)	3,600	319,788
	New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Barnabas Health Care
	System), Series B, 5.761%, 7/01/37 (e)	3,600	292,464
	New Jersey Health Care Facilities Financing Authority,
	Revenue Refunding Bonds (South Jersey Hospital System),
	5%, 7/01/46	500	424,970
			11,157,621
Housing - 6.0%	New Jersey State Housing and Mortgage Finance Agency
	Revenue Bonds, Series AA, 6.375%, 10/01/28	1,000	1,092,550
	New Jersey State Housing and Mortgage Finance Agency
	Revenue Bonds, Series AA, 6.50%, 10/01/38	450	483,161
	New Jersey State Housing and Mortgage Finance Agency,
S/F Housing Revenue Refunding Bonds, AMT, Series T,
	4.70%, 10/01/37	250	214,355
			1,790,066
State - 30.1%	Garden State Preservation Trust of New Jersey Revenue
	Bonds, CABS, Series B, 5.240%, 11/01/27 (c)(e)	4,000	1,620,600
	New Jersey EDA, Cigarette Tax Revenue Bonds,
	5.75%, 6/15/34 (f)	2,000	1,588,240
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill
	Reclamation Improvement District Project),
	6.50%, 4/01/28	2,250	1,816,267
	New Jersey EDA, Revenue Bonds (Newark Downtown District
	Management Corporation), 5.125%, 6/15/37	250	183,842
	New Jersey EDA, School Facilities Construction Revenue
	Bonds, Series Z, 5.50%, 12/15/34 (b)	1,000	1,063,470
	New Jersey EDA, School Facilities Construction Revenue
	Bonds, Series Z, 6%, 12/15/34 (b)	1,000	1,101,620
	New Jersey EDA, School Facilities Construction, Revenue
	Refunding Bonds, Series AA, 5.50%, 12/15/29	375	387,859
New Jersey State, COP (Equipment Lease Purchase
	Agreement), Series A, 5.25%, 6/15/28	200	200,614
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds,
	Series A, 5.625%, 12/15/28 (b)	200	212,984
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds,
	Series A, 6%, 12/15/38	500	541,915

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds,
	Series C, 4.839%, 12/15/32 (c)(e)	$ 1,250	$ 294,575
			9,011,986
Tobacco - 1.2%	Tobacco Settlement Financing Corporation of New Jersey,
	Asset-Backed Revenue Refunding Bonds,
	Series 1A, 4.50%, 6/01/23	390	342,958
Transportation - 17.3%	New Jersey State Turnpike Authority, Turnpike Revenue
	Bonds, Series E, 5.25%, 1/01/40	400	406,004
	Port Authority of New York and New Jersey, Consolidated
	Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (a)(g)	2,250	2,118,173
	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, 125th Series, 5%, 4/15/32 (c)	1,500	1,523,910
	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, AMT,
	152nd Series, 5.75%, 11/01/30	525	533,132
	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, AMT,
	152nd Series, 5.25%, 11/01/35	630	597,416
			5,178,635
Utilities - 0.5%	Rahway Valley Sewerage Authority, New Jersey, Sewer
	Revenue Bonds, CABS, Series A, 4.390%, 9/01/33 (a)(e)	650	156,481
	Total Municipal Bonds in New Jersey		40,084,824
Multi-State - 7.2%
Housing - 7.2%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (h)(i)	2,000	2,173,020
Puerto Rico - 13.4%
Housing - 0.9%	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds,
	5.125%, 12/01/27	265	270,902
State - 2.4%	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax Revenue Bonds, CABS,
	Series A, 4.356%, 7/01/37 (e)(j)	1,750	211,173
Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax Revenue Bonds, CABS, Series A,
	4.526%, 7/01/43 (e)(j)	1,000	76,560
Puerto Rico Public Buildings Authority, Government
	Facilities Revenue Refunding Bonds, Series M-3,
	6%, 7/01/27 (a)(k)	425	426,743
			714,476
Transportation - 3.5%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC,
	5.50%, 7/01/31 (b)	1,000	1,047,160

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Utilities - 6.6%	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series II, 5.25%, 7/01/12 (d)	$ 1,750	$ 1,974,280
	Total Municipal Bonds in Puerto Rico		4,006,818
	Total Long Term Investments
	(Cost - $48,795,843) - 154.4%		46,264,662
	Short-Term Securities	Shares
Money Market Fund - 1.8%	CMA New Jersey Municipal Money Fund, 0.11% (l)(m)	550,167	550,167
	Total Short-Term Securities
	(Cost - $550,167) - 1.8%		550,167
	Total Investments (Cost - $49,346,010*) - 156.2%		46,814,829
	Other Assets Less Liabilities - 7.9%		2,354,396
	Preferred Shares, at Redemption Value - (64.1)%	(19,201,827)
	Net Assets Applicable to Common Shares - 100.0%	$ 29,967,398

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 49,238,083
Gross unrealized appreciation	$ 1,995,464
Gross unrealized depreciation	(4,418,718)
Net unrealized depreciation	$ (2,423,254)

(a) NPFGC Insured.
(b) Assured Guaranty Insured.
(c) FSA Insured.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Radian Insured.
(g) FGIC Insured.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-
exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(j) AMBAC Insured.
(k) Commonwealth Guaranteed.
(l) Represents the current yield as of report date.
(m) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	(278,040)	$38,603

BlackRock New Jersey Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1,2008 the Trust adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157").
FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 550,167
Level 2	46,264,662
Level 3	-
Total	$ 46,814,829

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Municipal Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 15, 2009